MERRILL LYNCH
ARIZONA
MUNICIPAL
BOND FUND


[FUND LOGO]
STRATEGIC
         Performance


Semi-Annual Report

January 31, 1998


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Arizona
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                             #16238 -- 1/98

[RECYCLE LOGO]
Printed on post-consumer recycled paper



Merrill Lynch Arizona Municipal Bond Fund            January 31, 1998

TO OUR SHAREHOLDERS

The Municipal Market Environment
During the six months ended January 31, 1998, long-term bond yields declined to recent historic lows. Prior to late October, the ongoing positive combination of moderate economic growth and low inflation had allowed interest rates to gradually move lower. During the last three months, however, the decline in interest rates was driven more by the continued turmoil in Asian equity markets than by fundamental concerns. A significant "flight to quality" has benefited the US Treasury bond market, particularly longer-maturity US Treasury bonds, as foreign investors have sought safe haven in the relative stability of US financial markets. Over the six months ended January 31, 1998, US Treasury bond yields declined approximately 50 basis points (0.50%) to 5.81%.

Without the ability to benefit from the tax advantage inherent in municipal bonds, foreign investors have not participated in the tax-exempt market. Consequently, municipal bond yields have not declined dramatically as have taxable US Treasury securities. Long-term municipal revenue bond yields, as measured by the Bond Buyer Revenue Index, declined only 15 basis points to end the six-month period ended January 31, 1998 at 5.33%. Nevertheless, tax-exempt bond yields have not reached these levels since the mid-1970s.

The increase in new municipal bond issuance over the past six months has also prevented the tax-exempt bond market from more closely mirroring the yield declines exhibited by its taxable counterpart. During the last six months, over $120 billion in new long-term municipal bonds were underwritten, an increase of over 30% compared to the same six-month period one year ago. As interest rates have continued to decline in recent months, new tax-exempt bond issuance has remained strong. Over $60 million in new long-term municipal securities were issued during the last three months, an increase of over 20% compared to the same three-month period ended January 31, 1997. During the past month, over $16 billion in new long-term municipal securities were underwritten, representing an increase of over 40% compared to the January 1997 level.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline should be generated in part by reduced US export growth. Additionally, some decline in consumer spending can also be expected because of reduced consumer confidence. Perhaps more importantly, it is likely that, barring a dramatic and unexpected resurgence in domestic growth, the Federal Reserve Board will be unwilling to raise interest rates until the full impact of the equity market's corrections can be established.

All of these factors suggest that over the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable that municipal bond yields will remain under some relative pressure because of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates of 1998 total municipal bond issuance are presently in the $195 billion -- $220 billion range. These estimates suggest that recent supply pressures are likely to abate somewhat next year, or at least exert only minimal technical pressure during 1998. Additionally, municipal bond investors received approximately
$23 billion in January coupon payments, bond maturities and proceeds from early redemptions, which should serve to intensify investor demand in the near future. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds (approximately 90% at the end of December 1997), any further pressure on the municipal market may well represent an attractive investment opportunity.

Portfolio Strategy
During the six months ended January 31, 1998, our portfolio strategy was a continuation of our positive outlook on the market. Since the spring of 1997, the Fund has been fully invested in quality long-duration municipal bonds, allowing it to participate in the powerful bond market appreciation. As mentioned in our last report to shareholders, we stated that at that time we expected to restructure the Fund to become slightly more defensive as interest rates continued to decline. However, we chose not to do this because of the significant turmoil caused by the Asian financial crisis. As world markets experienced periods of volatility, investors sought the safe haven of US Treasury bonds which, in turn, benefited fixed-income securities.

The structure of the Fund remained focused on quality municipal bonds. As of January 31, 1998, 73% of the Fund's portfolio was rated A or better by at least one of the major ratings agencies. Looking ahead, we anticipate keeping our present portfolio structure in place until Asia stabilizes or the US economy shows signs of pushing inflation higher.

In Conclusion
We appreciate your ongoing interest in Merrill Lynch Arizona Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/VINCENT R. GIORDANO
Vincent R. Giordano
Senior Vice President

/S/HUGH T. HURLEY III
Hugh T. Hurley III
Vice President and Portfolio Manager

March 4, 1998



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

[bullet] Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

[bullet] Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

[bullet] Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

[bullet] Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Recent Performance Results

                                                                             12 Month  3 Month
                                             1/31/98   10/31/97    1/31/97   % Change  % Change
Class A Shares*                               $10.99     $10.82     $10.60     +3.68%    +1.57%
Class B Shares*                                10.99      10.82      10.60     +3.68     +1.57
Class C Shares*                                10.98      10.82      10.59     +3.68     +1.48
Class D Shares*                                10.98      10.81      10.59     +3.68     +1.57
Class A Shares -- Total Return*                                                +9.13(1)  +2.84(2)
Class B Shares -- Total Return*                                                +8.58(3)  +2.71(4)
Class C Shares -- Total Return*                                                +8.47(5)  +2.59(6)
Class D Shares -- Total Return*                                                +9.02(7)  +2.82(8)
Class A Shares -- Standardized 30-day Yield     4.02%
Class B Shares -- Standardized 30-day Yield     3.68%
Class C Shares -- Standardized 30-day Yield     3.58%
Class D Shares -- Standardized 30-day Yield     3.92%

  * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.551 per share ordinary income dividends.
(2) Percent change includes reinvestment of $0.136 per share ordinary income dividends.
(3) Percent change includes reinvestment of $0.497 per share ordinary income dividends.
(4) Percent change includes reinvestment of $0.122 per share ordinary income dividends.
(5) Percent change includes reinvestment of $0.486 per share ordinary income dividends.
(6) Percent change includes reinvestment of $0.120 per share ordinary income dividends.
(7) Percent change includes reinvestment of $0.540 per share ordinary income dividends.
(8) Percent change includes reinvestment of $0.133 per share ordinary income dividends.





Performance Summary -- Class A Shares

                          Net Asset Value      Capital Gains
Period Covered         Beginning     Ending     Distributed     Dividends Paid*     % Change**
11/29/91 -- 12/31/91   $10.00        $10.24         --               $0.052           + 2.92%
1992                    10.24         10.49         --                0.741           +10.01
1993                    10.49         11.07       $0.065              0.739           +13.48
1994                    11.07          9.79        0.054              0.568           - 6.03
1995                     9.79         10.98         --                0.545           +18.11
1996                    10.98         10.65         --                0.545           + 2.09
1997                    10.65         10.94         --                0.554           + 8.17
1/1/98 -- 1/31/98       10.94         10.99         --                0.038           + 0.88
                                            Total $0.119       Total $3.782
                                               Cumulative total return as of 1/31/98: +58.87%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.





Performance Summary -- Class B Shares

                          Net Asset Value      Capital Gains
Period Covered         Beginning     Ending     Distributed     Dividends Paid*     % Change**
11/29/91 -- 12/31/91   $10.00        $10.24         --               $0.047           + 2.87%
1992                    10.24         10.49         --                0.688           + 9.45
1993                    10.49         11.07       $0.065              0.684           +12.91
1994                    11.07          9.79        0.054              0.516           - 6.50
1995                     9.79         10.98         --                0.492           +17.52
1996                    10.98         10.65         --                0.491           + 1.58
1997                    10.65         10.94         --                0.499           + 7.62
1/1/98 -- 1/31/98       10.94         10.99         --                0.034           + 0.84
                                            Total $0.119       Total $3.451
                                               Cumulative total return as of 1/31/98: +53.98%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary -- Class C Shares

                          Net Asset Value      Capital Gains
Period Covered         Beginning     Ending     Distributed     Dividends Paid*     % Change**
10/21/94 -- 12/31/94   $10.05         $9.79       $0.054             $0.091           - 1.13%
1995                     9.79         10.98         --                0.480           +17.39
1996                    10.98         10.65         --                0.480           + 1.48
1997                    10.65         10.94         --                0.488           + 7.51
1/1/98 -- 1/31/98       10.94         10.98         --                0.033           + 0.74
                                            Total $0.054       Total $1.572
                                               Cumulative total return as of 1/31/98: +27.57%**

 * Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





Performance Summary -- Class D Shares

                          Net Asset Value      Capital Gains
Period Covered         Beginning     Ending     Distributed     Dividends Paid*     % Change**
10/21/94 -- 12/31/94   $10.05         $9.78       $0.054             $0.107           - 1.07%
1995                     9.78         10.97         --                0.534           +18.01
1996                    10.97         10.64         --                0.534           + 1.99
1997                    10.64         10.93         --                0.542           + 8.06
1/1/98 -- 1/31/98       10.93         10.98         --                0.037           + 0.87
                                            Total $0.054       Total $1.754
                                               Cumulative total return as of 1/31/98: +29.80%**

 * Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.




Average Annual Total Return

                         % Return Without   % Return With
                           Sales Charge     Sales Charge**
Class A Shares*
Year Ended 12/31/97           +8.17%           +3.84%
Five Years Ended 12/31/97     +6.82            +5.95
Inception (11/29/91)
through 12/31/97              +7.74            +7.02

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.


                             % Return        % Return
                           Without CDSC     With CDSC**
Class B Shares*
Year Ended 12/31/97           +7.62%           +3.62%
Five Years Ended 12/31/97     +6.28            +6.28
Inception (11/29/91)
through 12/31/97              +7.20            +7.20

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                             % Return        % Return
                           Without CDSC     With CDSC**
Class C Shares*
Year Ended 12/31/97           +7.51%           +6.51%
Inception (10/21/94)
through 12/31/97              +7.67            +7.67

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                         % Return Without   % Return With
                           Sales Charge     Sales Charge**
Class D Shares*
Year Ended 12/31/97           +8.06%           +3.74%
Inception (10/21/94)
through 12/31/97              +8.21            +6.84

 * Maximum sales charge is 4%.
** Assuming maximum sales charge.




Merrill Lynch Arizona Municipal Bond Fund                                                                        January 31, 1998

SCHEDULE OF INVESTMENTS                                                                                             (in Thousands)

 S&P     Moody's      Face                                                                                                 Value
Ratings  Ratings     Amount                                        Issue                                                 (Note 1a)
Arizona -- 91.2%
                                Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds,
                                AMT, Series B:
NR*      Aa2         $1,600     7% due 3/01/2003                                                                           $1,754
NR*      Aa2          1,100     7% due 3/01/2005                                                                            1,203
NR*      A              750     Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds,
                                AMT, Sub-Series, 6.625% due 9/01/2005                                                         809
NR*      Aaa          2,180     Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds
                                (Saint Luke's Health Systems), 7.25% due 11/01/2003 (h)                                     2,502
AA+      Aa1          2,000     Arizona State Wastewater Management Authority, Wastewater Treatment Financial
                                Assistance Revenue Bonds (City of Phoenix), 6.80% due 7/01/2011                             2,239
NR*      Aa           2,000     Arizona Student Loan Acquisition Authority, Student Loan Revenue Bonds, AMT,
                                Senior Series B, 6.60% due 5/01/2010                                                        2,190
                                Coconino County, Arizona, Pollution Control Corporation, PCR (Nevada Power Co.
                                Project), AMT:
BBB-     NR*          1,750     6.375% due 10/01/2036                                                                       1,895
BBB-     NR*          2,500     Series B, 5.80% due 11/01/2032                                                              2,581
BBB      Baa2         2,500     Gila County, Arizona, IDA, Revenue Refunding and Environmental Bonds (Asarco Inc.),
                                5.55% due 1/01/2027                                                                         2,551
AAA      Aaa          3,620     Gilbert, Arizona, Water and Sewer Revenue Refunding Bonds, 6.50% due 7/01/2022 (b)          4,060
                                Glendale, Arizona, IDA, Educational Facilities Revenue Refunding Bonds (American
                                Graduate School International) (g):
AAA      NR*          1,000     7.125% due 7/01/2005 (h)                                                                    1,188
AAA      NR*            500     5.875% due 7/01/2015                                                                          539
AAA      Aaa          1,700     Glendale, Arizona, Unified High School District No. 205 (Projects of 1993), UT,  Series B,
                                5.70% due 7/01/2014 (b)                                                                     1,821
AAA      Aaa          4,500     Maricopa County, Arizona, Elementary School District No. 68, Refunding (Alhambra), UT,
                                Series A, 6.75% due 7/01/2014 (f)                                                           5,143
BBB-     Baa1         1,000     Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                6.125% due 4/01/2018                                                                        1,064
AAA      Aaa          2,000     Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds (Saint Joseph's
                                Care Center Project), Series A, 7.75% due 7/01/2020 (d)                                     2,198
                                Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Arizona Public
                                Service Co.), VRDN (a):
A1+      P1             800     Series B, 3.65% due 5/01/2029                                                                 800
A1+      P1           1,200     Series E, 3.65% due 5/01/2029                                                               1,200
                                Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public Service
                                Company of New Mexico Project), Series A:
BB+      Ba1          1,800     5.75% due 11/01/2022                                                                        1,863
BB+      Ba1          1,500     6.30% due 12/01/2026                                                                        1,624
AAA      Aaa          2,125     Mesa, Arizona, Utilities System Revenue Bonds, 6.125% due 7/01/2013 (b)                     2,365
NR*      NR*          2,000     Mohave County, Arizona, IDA, IDR (North Star Steel Co. Project), AMT, 6.70% due 3/01/2020   2,193
                                Peoria, Arizona, Improvement District No. 8801, Special Assessment Bonds (North Valley
                                Power Center):
BBB      NR*            200     7.30% due 1/01/2009                                                                           223
BBB      NR*            395     7.30% due 1/01/2011                                                                           438
                                Peoria, Arizona, Improvement District No. 8802, Special Assessment Bonds:
BBB      NR*            430     7.20% due 1/01/2010                                                                           476
BBB      NR*            510     7.20% due 1/01/2013                                                                           564
AAA      Aaa          2,000     Phoenix, Arizona, Civic Improvement Corporation, Municipal Facilities Excise Tax
                                Revenue Bonds, 6.90% due 7/01/2004 (d) (h)                                                  2,336
AA-      Aa           1,250     Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Bonds,
                                Junior Lien, 6% due 7/01/2019                                                               1,341
AA+      Aa1          1,400     Phoenix, Arizona, GO, Refunding, UT, Series A, 6.25% due 7/01/2017                          1,639
                                Phoenix, Arizona, Various Purpose Bonds, GO, UT:
AA+      Aa1          2,500     4.50% due 7/01/2019                                                                         2,343
AA+      Aa1          3,450     4.50% due 7/01/2022                                                                         3,176
AAA      Aaa            750     Pima County, Arizona, IDA, Revenue Refunding Bonds (Healthpartners), Series A, 5.625%
                                due 4/01/2014 (d)                                                                             804
AAA      Aaa            950     Pima County, Arizona, Sewer Revenue Refunding Bonds, 6.75% due 7/01/2015 (b)                1,030
BBB      NR*            750     Prescott Valley, Arizona, Improvement District, Special Assessment Sewer Collection System,
                                Roadway Repair Bonds, 7.90% due 1/01/2012                                                     854
BBB      NR*          1,600     Sedona, Arizona, Sewer Revenue Refunding Bonds, 7% due 7/01/2012                            1,772
AAA      Aaa            500     Tucson, Arizona, Airport Authority Revenue Bonds, AMT, Series B, 7.25% due 6/01/2020 (d)      540
A+       A1           1,250     Tucson, Arizona, Water Revenue Refunding Bonds, 6.50%  due 7/01/2016                        1,354
AA       A1           2,000     University of Arizona, University Revenue Refunding Bonds, Series A, 6.20% due 6/01/2016    2,328

Puerto Rico -- 12.6%

AAA      Aaa          2,000     Puerto Rico Commonwealth, GO, YCN, 8.132% due 7/01/2020 (c) (e)                             2,278
A1+      VMIG1+       2,100     Puerto Rico Commonwealth, Government Development Bank, Revenue Refunding Bonds,
                                VRDN, 3.25% due 12/01/2015 (a)                                                              2,100
A        Baa1         1,300     Puerto Rico Commonwealth, Refunding (Public Improvements), 4.50% due 7/01/2023              1,188
AAA      Aaa          1,900     Puerto Rico Electric Power Authority, Power Revenue Bonds, LEVRRS, 8.478%
                                due 7/01/2023 (c) (e)                                                                       2,180
AAA      Aaa          1,250     Puerto Rico Public Buildings Authority Revenue Bonds (Guaranteed Government Facilities),
                                Series B, 5% due 7/01/2027 (f)                                                              1,237
                                                                                                                          -------

Total Investments (Cost -- $68,375) -- 103.8%                                                                              73,983

Liabilities in Excess of Other Assets -- (3.8%)                                                                            (2,717)
                                                                                                                          -------
Net Assets -- 100.0%                                                                                                      $71,266
                                                                                                                          =======

  * Not Rated.
  + Highest short-term rating by Moody's Investors Service, Inc.
(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at January 31, 1998.
(b) FGIC Insured.
(c) FSA Insured.
(d) MBIA Insured.
(e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rates shown are those in effect at January 31, 1998.
(f) AMBAC Insured.
(g) Connie Lee Insured.
(h) Prerefunded.

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Arizona Municipal Bond
Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
LEVRRS  Leveraged Reverse Rate Securities
PCR     Pollution Control Revenue Bonds
UT      Unlimited Tax
VRDN    Variable Rate Demand Notes
YCN     Yield Curve Notes

See Notes to Financial Statements.





FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 1998

Assets:              Investments, at value (identified cost -- $68,375,265) (Note 1a)                             $73,982,557
                     Cash                                                                                             134,556
                     Receivables:
                     Securities sold                                                                $2,449,831
                     Interest                                                                          628,114
                     Beneficial interest sold                                                          252,559      3,330,504
                                                                                                  ------------
                     Prepaid expenses and other assets                                                                  2,136
                                                                                                                 ------------
                     Total assets                                                                                  77,449,753
                                                                                                                 ------------

Liabilities:         Payables:
                     Securities purchased                                                            5,795,433
                     Beneficial interest redeemed                                                      200,560
                     Dividends to shareholders (Note 1e)                                                53,176
                     Investment adviser (Note 2)                                                        33,470
                     Distributor (Note 2)                                                               23,551      6,106,190
                                                                                                  ------------
                     Accrued expenses and other liabilities                                                            77,493
                                                                                                                 ------------
                     Total liabilities                                                                              6,183,683
                                                                                                                 ------------

Net Assets:          Net assets                                                                                   $71,266,070
                                                                                                                 ============

Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized                                                                               $130,974
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized                                                                                483,991
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized                                                                                  9,882
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized                                                                                 23,640
                     Paid-in capital in excess of par                                                              65,514,608
                     Accumulated realized capital losses on investments -- net (Note 5)                              (504,317)
                     Unrealized appreciation on investments -- net                                                  5,607,292
                                                                                                                 ------------
                     Net assets                                                                                   $71,266,070
                                                                                                                 ============

Net Asset Value:     Class A -- Based on net assets of $14,393,609 and 1,309,735 shares
                     of beneficial interest outstanding                                                                $10.99
                                                                                                                 ============
                     Class B -- Based on net assets of $53,191,355 and 4,839,911 shares
                     of beneficial interest outstanding                                                                $10.99
                                                                                                                 ============
                     Class C -- Based on net assets of $1,085,491 and 98,819 shares
                     of beneficial interest outstanding                                                                $10.98
                                                                                                                 ============
                     Class D -- Based on net assets of $2,595,615 and 236,400 shares
                     of beneficial interest outstanding                                                                $10.98
                                                                                                                 ============
                     See Notes to Financial Statements.





Statement of Operations

                                                                                                     For the Six Months Ended
                                                                                                             January 31, 1998

Investment Income    Interest and amortization of premium and discount earned                                      $2,145,521
(Note 1d):

Expenses:            Investment advisory fees (Note 2)                                                $201,114
                     Account maintenance & distribution fees -- Class B (Note 2)                       139,371
                     Professional fees                                                                  28,673
                     Accounting services (Note 2)                                                       22,890
                     Printing and shareholder reports                                                   14,614
                     Transfer agent fees -- Class B (Note 2)                                            13,496
                     Registration fees                                                                   7,065
                     Pricing fees                                                                        3,168
                     Transfer agent fees -- Class A (Note 2)                                             2,872
                     Account maintenance & distribution fees -- Class C (Note 2)                         2,835
                     Custodian fees                                                                      2,784
                     Trustees' fees and expenses                                                         2,142
                     Account maintenance fees -- Class D (Note 2)                                        1,160
                     Transfer agent fees -- Class D (Note 2)                                               472
                     Transfer agent fees -- Class C (Note 2)                                               238
                     Other                                                                               1,991
                                                                                                  ------------
                     Total expenses                                                                                   444,885
                                                                                                                 ------------
                     Investment income -- net                                                                       1,700,636
                                                                                                                 ------------
Realized &           Realized gain on investments -- net                                                            1,491,206
Unrealized           Change in unrealized appreciation on investments -- net                                         (786,654)
Gain (Loss) on                                                                                                   ------------
Investments -- Net   Net Increase in Net Assets Resulting from Operations                                          $2,405,188
(Notes 1b, 1d & 3):                                                                                              ============

                     See Notes to Financial Statements.






Statements of Changes in Net Assets
                                                                                                   For the Six      For the
                                                                                                   Months Ended    Year Ended
                                                                                                    January 31,     July 31,
Increase (Decrease) in Net Assets:                                                                     1998           1997

Operations:          Investment income -- net                                                       $1,700,636     $3,853,601
                     Realized gain on investments -- net                                             1,491,206        151,745
                     Change in unrealized appreciation on investments -- net                          (786,654)     2,230,318
                                                                                                  ------------   ------------
                     Net increase in net assets resulting from operations                            2,405,188      6,235,664
                                                                                                  ------------   ------------

Dividends to         Investment income -- net:
Shareholders         Class A                                                                          (356,321)      (735,203)
(Note 1e):           Class B                                                                        (1,265,941)    (2,958,031)
                     Class C                                                                           (20,978)       (56,040)
                     Class D                                                                           (57,396)      (104,327)
                                                                                                  ------------   ------------
                     Net decrease in net assets resulting from dividends to shareholders            (1,700,636)    (3,853,601)
                                                                                                  ------------   ------------

Beneficial Interest  Net decrease in net assets derived from beneficial interest transactions       (4,877,524)   (11,798,372)
Transactions                                                                                      ------------   ------------
(Note 4):

Net Assets:          Total decrease in net assets                                                   (4,172,972)    (9,416,309)
                     Beginning of period                                                            75,439,042     84,855,351
                                                                                                  ------------   ------------
                     End of period                                                                 $71,266,070    $75,439,042
                                                                                                  ============   ============

                     See Notes to Financial Statements.





Financial Highlights

                                                                                                Class A
                                                                        For the
                                                                         Six
The following  per share data and ratios have been derived              Months
from information provided in the financial statements.                   Ended
                                                                        Jan. 31,          For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                                  1998         1997       1996      1995       1994

Per Share            Net asset value, beginning of period                $10.87       $10.54     $10.46    $10.40     $11.01
Operating                                                              --------     --------   --------  --------   --------
Performance:         Investment income -- net                               .28          .55        .54       .55        .57
                     Realized and unrealized gain (loss) on
                     investments -- net                                     .12          .33        .08       .11       (.39)
                                                                       --------     --------   --------  --------   --------
                     Total from investment operations                       .40          .88        .62       .66        .18
                                                                       --------     --------   --------  --------   --------
                     Less dividends and distributions:
                     Investment income -- net                              (.28)        (.55)      (.54)     (.55)      (.57)
                     Realized gain on investments -- net                     --           --         --      (.01)      (.22)
                     In excess of realized gain on investments -- net        --           --         --      (.04)        --
                                                                       --------     --------   --------  --------   --------
                     Total dividends and distributions                     (.28)        (.55)      (.54)     (.60)      (.79)
                                                                       --------     --------   --------  --------   --------
                     Net asset value, end of period                      $10.99       $10.87     $10.54    $10.46     $10.40
                                                                       ========     ========   ========  ========   ========

Total Investment     Based on net asset value per share                    3.72%++++    8.63%      6.04%     6.76%      1.62%
Return:**                                                              ========     ========   ========  ========   ========

Ratios to            Expenses, net of reimbursement                         .82%*        .79%       .79%      .80%       .56%
Average                                                                ========     ========   ========  ========   ========
Net Assets:          Expenses                                               .82%*        .79%       .79%      .83%       .80%
                                                                       ========     ========   ========  ========   ========
                     Investment income -- net                              5.05%*       5.21%      5.09%     5.44%      5.32%
                                                                       ========     ========   ========  ========   ========

Supplemental         Net assets, end of period (in thousands)           $14,394      $14,012    $14,988   $14,893    $18,363
Data:                                                                  ========     ========   ========  ========   ========
                     Portfolio turnover                                   38.66%       29.68%     36.39%    62.65%     53.35%
                                                                       ========     ========   ========  ========   ========

   * Annualized.
  ** Total investment returns exclude the effects of sales loads.
++++ Aggregate total investment return.

     See Notes to Financial Statements.





                                                                                                Class B
                                                                        For the
                                                                         Six
The following  per share data and ratios have been derived              Months
from information provided in the financial statements.                   Ended
                                                                        Jan. 31,           For the Year Ended July 31,
Increase (Decrease) in Net Asset Value:                                  1998         1997       1996      1995       1994

Per Share            Net asset value, beginning of period                $10.87       $10.54     $10.46    $10.40     $11.01
Operating                                                              --------     --------   --------  --------   --------
Performance:         Investment income -- net                               .25          .50        .49       .50        .52
                     Realized and unrealized gain (loss) on
                     investments -- net                                     .12          .33        .08       .11       (.39)
                                                                       --------     --------   --------  --------   --------
                     Total from investment operations                       .37          .83        .57       .61        .13
                                                                       --------     --------   --------  --------   --------
                     Less dividends and distributions:
                     Investment income -- net                              (.25)        (.50)      (.49)     (.50)      (.52)
                     Realized gain on investments -- net                     --           --         --      (.01)      (.22)
                     In excess of realized gain on
                     investments -- net                                      --           --         --      (.04)        --
                                                                       --------     --------   --------  --------   --------
                     Total dividends and distributions                     (.25)        (.50)      (.49)     (.55)      (.74)
                                                                       --------     --------   --------  --------   --------
                     Net asset value, end of period                      $10.99       $10.87     $10.54    $10.46     $10.40
                                                                       ========     ========   ========  ========   ========

Total Investment     Based on net asset value per share                    3.45%++++    8.08%      5.49%     6.22%      1.11%
Return:**                                                              ========     ========   ========  ========   ========

Ratios to            Expenses, net of reimbursement                        1.33%*       1.30%      1.30%     1.31%      1.07%
Average                                                                ========     ========   ========  ========   ========
Net Assets:          Expenses                                              1.33%*       1.30%      1.30%     1.33%      1.30%
                                                                       ========     ========   ========  ========   ========
                     Investment income -- net                              4.54%*       4.70%      4.59%     4.92%      4.82%
                                                                       ========     ========   ========  ========   ========

Supplemental         Net assets, end of period (in thousands).          $53,191      $58,282    $66,497   $72,090    $80,616
Data:                                                                  ========     ========   ========  ========   ========
                     Portfolio turnover                                   38.66%       29.68%     36.39%    62.65%     53.35%
                                                                       ========     ========   ========  ========   ========

   * Annualized.
  ** Total investment returns exclude the effects of sales loads.
++++ Aggregate total investment return.

     See Notes to Financial Statements.





                                                                                                  Class C
                                                                                 For the                             For the
                                                                                  Six                                Period
The following per share data and ratios have been derived                        Months           For the Year       Oct. 21,
from information provided in the financial statements.                            Ended             Ended            1994+ to
                                                                                 Jan. 31,           July 31,         July 31,
Increase (Decrease) in Net Asset Value:                                           1998           1997      1996       1995

Per Share            Net asset value, beginning of period                         $10.87         $10.54    $10.46     $10.05
Operating                                                                       --------       --------  --------   --------
Performance:         Investment income -- net                                        .24            .49       .48        .37
                     Realized and unrealized gain on investments -- net              .11            .33       .08        .46
                                                                                --------       --------  --------   --------
                     Total from investment operations                                .35            .82       .56        .83
                                                                                --------       --------  --------   --------
                     Less dividends and distributions:
                     Investment income -- net                                       (.24)          (.49)     (.48)      (.37)
                     Realized gain on investments -- net                              --             --        --       (.01)
                     In excess of realized gain on investments -- net                 --             --        --       (.04)
                                                                                --------       --------  --------   --------
                     Total dividends and distributions                              (.24)          (.49)     (.48)      (.42)
                                                                                --------       --------  --------   --------
                     Net asset value, end of period                               $10.98         $10.87    $10.54     $10.46
                                                                                ========       ========  ========   ========

Total Investment     Based on net asset value per share                             3.31%++++      7.97%     5.38%      8.53%++++
Return:**                                                                       ========       ========  ========   ========

Ratios to Average    Expenses                                                       1.43%*         1.40%     1.40%      1.43%*
Net Assets:                                                                     ========       ========  ========   ========
                     Investment income -- net                                       4.44%*         4.59%     4.49%      4.58%*
                                                                                ========       ========  ========   ========

Supplemental         Net assets, end of period (in thousands)                     $1,085           $957    $1,499       $729
Data:                                                                           ========       ========  ========   ========
                     Portfolio turnover                                            38.66%         29.68%    36.39%     62.65%
                                                                                ========       ========  ========   ========

   * Annualized.
  ** Total investment returns exclude the effects of sales loads.
   + Commencement of operations.
++++ Aggregate total investment return.

     See Notes to Financial Statements.





                                                                                                    Class D
                                                                                 For the                             For the
                                                                                  Six                                Period
The following per share data and ratios have been derived                        Months           For the Year       Oct. 21,
from information provided in the financial statements.                            Ended              Ended           1994+ to
                                                                                 Jan. 31,           July 31,         July 31,
Increase (Decrease) in Net Asset Value:                                           1998           1997      1996       1995

Per Share            Net asset value, beginning of period                         $10.86         $10.53    $10.45     $10.05
Operating                                                                       --------       --------  --------   --------
Performance:         Investment income -- net                                        .27            .54       .53        .42
                     Realized and unrealized gain on investments -- net              .12            .33       .08        .45
                                                                                --------       --------  --------   --------
                     Total from investment operations                                .39            .87       .61        .87
                                                                                --------       --------  --------   --------
                     Less dividends and distributions:
                     Investment income -- net                                       (.27)          (.54)     (.53)      (.42)
                     Realized gain on investments -- net                              --             --        --       (.01)
                     In excess of realized gain on investments -- net                 --             --        --       (.04)
                                                                                --------       --------  --------   --------
                     Total dividends and distributions                              (.27)          (.54)     (.53)      (.47)
                                                                                --------       --------  --------   --------
                     Net asset value, end of period                               $10.98         $10.86    $10.53     $10.45
                                                                                ========       ========  ========   ========

Total Investment     Based on net asset value per share                             3.67%++++      8.52%     5.93%      8.92%++++
Return:**                                                                       ========       ========  ========   ========

Ratios to Average    Expenses                                                        .92%*          .89%      .89%       .93%*
Net Assets:                                                                     ========       ========  ========   ========
                     Investment income -- net                                       4.95%*         5.11%     5.01%      5.23%*
                                                                                ========       ========  ========   ========

Supplemental         Net assets, end of period (in thousands)                     $2,596         $2,188    $1,871       $617
Data:                                                                           ========       ========  ========   ========
                     Portfolio turnover                                            38.66%         29.68%    36.39%     62.65%
                                                                                ========       ========  ========   ========

   * Annualized.
  ** Total investment returns exclude the effects of sales loads.
   + Commencement of operations.
++++ Aggregate total investment return.

     See Notes to Financial Statements.




Merrill Lynch Arizona Municipal Bond Fund            January 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Arizona Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments -- The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

[bullet] Financial futures contracts -- The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                 Account                Distribution
                             Maintenance Fee                 Fee
Class B                           0.25%                     0.25%
Class C                           0.25%                     0.35%
Class D                           0.10%                       --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 1998, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                 MLFD     MLPF&S
Class A           $87        $--
Class D          $292     $3,710

For the six months ended January 31, 1998, MLPF&S received contingent deferred sales charges of $71,522 and $200 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 1998 were $27,197,190 and $30,637,114, respectively.

Net realized and unrealized gains as of January 31, 1998 were as follows:

                                Realized      Unrealized
                                  Gains          Gains

Long-term investments          $1,491,206     $5,607,292
                               ----------     ----------
Total                          $1,491,206     $5,607,292
                               ==========     ==========

As of January 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $5,607,292, of which $5,656,242 related to appreciated securities and $48,950 related to depreciated securities. The aggregate cost of investments at January 31, 1998 for Federal income tax purposes was $68,375,265.

4. Beneficial Interest Transactions:
Net decrease in net assets derived from beneficial interest transactions was $4,877,524 and $11,798,372 for the six months ended January 31, 1998 and for the year ended July 31, 1997, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the Six Months                Dollar
Ended January 31, 1998              Shares       Amount

Shares sold                           62,591     $678,447
Shares issued to shareholders
in reinvestment of dividends          18,590      201,440
                                  ----------   ----------
Total issued                          81,181      879,887
Shares redeemed                      (60,015)    (648,213)
                                  ----------   ----------
Net increase                          21,166     $231,674
                                  ==========   ==========

Class A Shares for the Year                      Dollar
Ended July 31, 1997                 Shares       Amount

Shares sold                          135,108   $1,430,774
Shares issued to shareholders
in reinvestment of dividends          37,066      392,786
                                  ----------   ----------
Total issued                         172,174    1,823,560
Shares redeemed                     (305,791)  (3,233,977)
                                  ----------   ----------
Net decrease                        (133,617) $(1,410,417)
                                  ==========   ==========

Class B Shares for the Six Months                Dollar
Ended January 31, 1998              Shares       Amount

Shares sold                          213,582   $2,323,524
Shares issued to shareholders
in reinvestment of dividends          47,647      516,050
                                  ----------   ----------
Total issued                         261,229    2,839,574
Automatic conversion of shares        (3,387)     (36,639)
Shares redeemed                     (777,543)  (8,414,923)
                                  ----------   ----------
Net decrease                        (519,701) $(5,611,988)
                                  ==========   ==========

Class B Shares for the Year                      Dollar
Ended July 31, 1997                 Shares       Amount

Shares sold                          617,462   $6,538,480
Shares issued to shareholders
in reinvestment of dividends         112,661    1,193,941
                                  ----------   ----------
Total issued                         730,123    7,732,421
Automatic conversion of shares       (33,885)    (358,302)
Shares redeemed                   (1,646,309) (17,437,458)
                                  ----------   ----------
Net decrease                        (950,071)$(10,063,339)
                                  ==========   ==========

Class C Shares for the Six Months                Dollar
Ended January 31, 1998              Shares       Amount

Shares sold                           33,335     $365,422
Shares issued to shareholders
in reinvestment of dividends           1,049       11,355
                                  ----------   ----------
Total issued                          34,384      376,777
Shares redeemed                      (23,614)    (255,791)
                                  ----------   ----------
Net increase                          10,770     $120,986
                                  ==========   ==========

Class C Shares for the Year                      Dollar
Ended July 31, 1997                 Shares       Amount

Shares sold                           28,288     $298,514
Shares issued to shareholders
in reinvestment of dividends           3,437       36,392
                                  ----------   ----------
Total issued                          31,725      334,906
Shares redeemed                      (86,000)    (912,398)
                                  ----------   ----------
Net decrease                         (54,275)   $(577,492)
                                  ==========   ==========

Class D Shares for the Six Months                Dollar
Ended January 31, 1998              Shares       Amount

Shares sold                           57,539     $624,264
Automatic conversion of shares         3,390       36,639
Shares issued to shareholders
in reinvestment of dividends           2,315       25,073
                                  ----------   ----------
Total issued                          63,244      685,976
Shares redeemed                      (28,261)    (304,172)
                                  ----------   ----------
Net increase                          34,983     $381,804
                                  ==========   ==========

Class D Shares for the Year                      Dollar
Ended July 31, 1997                 Shares       Amount

Shares sold                           44,242     $470,086
Automatic conversion of shares        33,915      358,302
Shares issued to shareholders
in reinvestment of dividends           4,452       47,135
                                  ----------   ----------
Total issued                          82,609      875,523
Shares redeemed                      (58,869)    (622,647)
                                  ----------   ----------
Net increase                          23,740     $252,876
                                  ==========   ==========

5. Capital Loss Carryforward:
At July 31, 1997, the Fund had a net capital loss carryforward of approximately $798,000, all of which expires in 2003. This amount will be available to offset like amounts of any future taxable gains.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Hugh T. Hurley III, Vice President
Kenneth A. Jacob, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863